Deferred Income Tax Assets/Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Deferred tax assets and liabilities [abstract]
Summary of Changes in Deferred Income Tax Assets and Liabilities
Changes in “Deferred Income Tax Assets and Liabilities” during the fiscal years ended December 31, 2024, and December 31, 2023, are as follows:
Deferred Income Tax Assets

Item	12.31.23	Inclusions (*)	Charge to Income	12.31.24
Valuation of Securities	324,671,889	—	(324,671,889)	—
Other Financial Assets	—	7,337,459	28,865,989	36,203,448
Loans and Other Financing	115,224,202	18,392,182	68,316,974	201,933,358
Tax Loss Carryforwards	5,338,044	40,510,513	16,330,788	62,179,345
Insurance Contract Assets	3,805,069	—	(3,805,069)	—
Reinsurance Contract Assets	—	—	15,367,777	15,367,777
Other Financial Liabilities	1,531,055	—	688,771	2,219,826
Subordinated Debt Securities	—	3,107,934	(42,122)	3,065,812
Provisions	26,290,773	4,076,235	61,567,129	91,934,137
Insurance Contracts Liabilities	38,932	—	(38,932)	—
Reinsurance Contracts Liabilities	51,934,491	—	1,142,815	53,077,306
Other Non-financial Liabilities	29,940,328	4,723,918	64,674,518	99,338,764
Foreign Currency Exchange Differences	217,798	—	(46,173)	171,625
Inflation adjustment deferral	3,698,554	523,954	(3,551,397)	671,111
Others	—	—	9,832,966	9,832,966
Totals	562,691,135	78,672,195	(65,367,855)	575,995,475
Net deferred tax assets in subsidiaries with net liability position	(149,477,011)	—	(18,498,678)	(167,975,689)
Deferred tax assets	413,214,124	78,672,195	(83,866,533)	408,019,786
(*) See Note 15.3.
Deferred Income Tax Liabilities

Item	12.31.23	Inclusions (*)	Charge to Income	12.31.24
Valuation of Securities	(1,985,620)	(22,608,465)	(107,500,569)	(132,094,654)
Derivate Instruments	(1,690,497)	—	3,384,039	1,693,542
Other Financial Assets	(8,948,032)	—	594,773	(8,353,259)
Property, Plant and Equipment	(86,519,312)	16,549,372	(5,793,787)	(75,763,727)
Intangible Assets	(66,418,997)	12,599,631	23,110,266	(30,709,100)
Insurance Contract Assets	—	—	(5,075,159)	(5,075,159)
Reinsurance Contract Assets	(15,813,202)	—	—	(15,813,202)
Other Non-financial Assets	(1,043,018)	(4,153,914)	(8,054,099)	(13,251,031)
Other Financial Liabilities	—	3,104,817	(6,762,877)	(3,658,060)
Debt Securities	(179,246)	—	(443,712)	(622,958)
Subordinated Debt Securities	(8,954)	—	8,954	—
Reinsurance Contracts Liabilities	(1,142,815)	—	(17,198,669)	(18,341,484)
Other Non-financial Liabilities	—	—	(657,972)	(657,972)
Inflation adjustment deferral	(10,538)	—	6,120	(4,418)
Others	(3,510,390)	—	1,027,532	(2,482,858)
Totals	(187,270,621)	5,491,441	(123,355,160)	(305,134,340)
Net deferred tax liabilities in subsidiaries with net asset position	149,477,011	—	18,498,678	167,975,689
Deferred tax liabilities	(37,793,610)	5,491,441	(104,856,482)	(137,158,651)
(*) See Note 15.3.
Deferred Income Tax Assets

Item	12.31.22	Inclusions (*)	Charge to Income	12.31.23
Valuation of Securities	1,059,688	—	323,612,201	324,671,889
Loans and other financing	137,451,052	—	(22,226,850)	115,224,202
Tax Loss Carryforwards	14,284,863	—	(8,946,819)	5,338,044
Insurance Contract Assets	193,886	—	3,611,183	3,805,069
Other Non-financial Assets	10,870,174	—	(10,870,174)	—
Other Financial Liabilities	3,091,009	—	(1,559,954)	1,531,055
Provisions	35,029,229	3,503,170	(12,241,626)	26,290,773
Insurance Contracts Liabilities	38,932	—	—	38,932
Reinsurance Contracts Liabilities	—	29,760,535	22,173,956	51,934,491
Other Non-financial Liabilities	20,996,456	2,428,796	6,515,076	29,940,328
Foreign Currency Exchange Differences	43,236	—	174,562	217,798
Inflation adjustment deferral	19,894,874	663,212	(16,859,532)	3,698,554
Others	235,527	—	(235,527)	—
Totals	243,188,926	36,355,713	283,146,496	562,691,135
Net deferred tax assets in subsidiaries with net liability position	(193,779,889)	—	44,302,878	(149,477,011)
Deferred tax assets	49,409,037	36,355,713	327,449,374	413,214,124
(*) See Note 15.3.
Deferred Income Tax Liabilities

Item	12.31.22	Inclusions (*)	Charge to Income	12.31.23
Valuation of Securities	(64,920,254)	368,674	62,565,960	(1,985,620)
Derivative Instruments	(3,145,016)	—	1,454,519	(1,690,497)
Other Financial Assets	(3,901,452)	(3,215,188)	(1,831,392)	(8,948,032)
Property, Plant and Equipment	(98,018,005)	(6,463,751)	17,962,444	(86,519,312)
Intangible Assets	(64,985,459)	—	(1,433,538)	(66,418,997)
Reinsurance Contract Assets	—	—	(15,813,202)	(15,813,202)
Other Non-financial Assets	(1,345,182)	—	302,164	(1,043,018)
Debt Securities	(508,417)	—	329,171	(179,246)
Subordinated Debt Securities	(61,446)	—	52,492	(8,954)
Reinsurance Contracts Liabilities	—	—	(1,142,815)	(1,142,815)
Other Non-financial Liabilities	(31,567)	(126,845)	158,412	—
Inflation adjustment deferral	(35,672)	—	25,134	(10,538)
Others	—	(3,607,424)	97,034	(3,510,390)
Totals	(236,952,470)	(13,044,534)	62,726,383	(187,270,621)
Net deferred tax liabilities in subsidiaries with net asset position	193,779,889	—	(44,302,878)	149,477,011
Deferred tax liabilities	(43,172,581)	(13,044,534)	18,423,505	(37,793,610)
(*) See Note 15.3.

Summary of Changes in Deferred Income Tax Assets and Liabilities
In addition, the expiration dates of tax loss carryforwards are as follows:

Year of Generation	Amount	Year Due	Deferred Tax Assets
2019	39,475	2024	9,869
2020	5,873,700	2025	2,053,891
2021	14,754,018	2026	5,096,030
2022	24,624,804	2027	8,353,104
2023	1,502,489	2028	379,335
2024	144,478,471	2029	46,287,116
	191,272,957		62,179,345